Exhibit 99.1

NISSAN AUTO LEASE TRUST 2025-A

Servicer’s Report

Collection Period Start	1-Feb-25	Distribution Date	17-Mar-25
Collection Period End	28-Feb-25	30/360 Days	30
Beg. of Interest Period	18-Feb-25	Actual/360 Days	27
End of Interest Period	17-Mar-25

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,685,521,038.56	1,666,017,610.77	1,647,337,651.06	0.9773462
Total Securities		1,685,521,038.56	1,666,017,610.77	1,647,337,651.06	0.9773462
Class A-1 Notes	4.403000%	136,540,000.00	117,036,572.21	98,356,612.50	0.7203502
Class A-2a Notes	4.600000%	145,250,000.00	145,250,000.00	145,250,000.00	1.0000000
Class A-2b Notes	4.788640%	435,750,000.00	435,750,000.00	435,750,000.00	1.0000000
Class A-3 Notes	4.750000%	581,000,000.00	581,000,000.00	581,000,000.00	1.0000000
Class A-4 Notes	4.800000%	92,850,000.00	92,850,000.00	92,850,000.00	1.0000000
Class B Notes	5.030000%	46,350,000.00	46,350,000.00	46,350,000.00	1.0000000
Class C Notes	5.110000%	52,260,000.00	52,260,000.00	52,260,000.00	1.0000000
Certificates	0.000000%	195,521,038.56	195,521,038.56	195,521,038.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	18,679,959.71	386,484.02	136.8094310	2.8305553
Class A-2a Notes	0.00	556,791.67	0.0000000	3.8333334
Class A-2b Notes	0.00	1,564,987.41	0.0000000	3.5914800
Class A-3 Notes	0.00	2,299,791.67	0.0000000	3.9583333
Class A-4 Notes	0.00	371,400.00	0.0000000	4.0000000
Class B Notes	0.00	194,283.75	0.0000000	4.1916667
Class C Notes	0.00	222,540.50	0.0000000	4.2583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	18,679,959.71	5,596,279.02

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					15,124,403.72
Monthly Interest					13,053,358.73

Total Monthly Payments					28,177,762.45
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					1,149,076.24
Aggregate Sales Proceeds Advance					84,165.53

Total Advances					1,233,241.77
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					2,632,547.82
Excess Wear and Tear and Excess Mileage					104.55
Remaining Payoffs					0.00
Net Insurance Proceeds					1,564,556.18
Residual Value Surplus					4,346.87

Total Collections					33,612,559.64

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		129,846.00			6
Involuntary Repossession		—			—
Voluntary Repossession		380,254.00			13
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			1,540,813.80		58
Customer Payoff				118,493.01	4
Grounding Dealer Payoff				1,968,794.01	57
Dealer Purchase				—	—

Total		510,100.00	1,540,813.80	2,087,287.02	138

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	60,560	2,060,417,884.65	10.00000%	1,666,017,610.77
Total Depreciation Received		(19,331,907.10)		(14,978,979.36)
Principal Amount of Gross Losses	(75)	(2,314,429.25)		(1,904,440.57)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(2)	(86,830.69)		(66,138.65)
Scheduled Terminations	(62)	(2,070,643.32)		(1,730,401.13)

Pool Balance - End of Period	60,421	2,036,614,074.29		1,647,337,651.06
Remaining Pool Balance
Lease Payment				692,428,126.74
Residual Value				954,909,524.32

Total				1,647,337,651.06

III. DISTRIBUTIONS

Total Collections	33,612,559.64
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	33,612,559.64
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	668,901.84
3. Reimbursement of Sales Proceeds Advance	126,268.68
4. Servicing Fee:
Servicing Fee Due	1,388,348.01
Servicing Fee Paid	1,388,348.01
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	2,183,518.53

NISSAN AUTO LEASE TRUST 2025-A

Servicer’s Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	386,484.02
Class A-1 Notes Monthly Interest Paid	386,484.02
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	556,791.67
Class A-2a Notes Monthly Interest Paid	556,791.67
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	1,564,987.41
Class A-2b Notes Monthly Interest Paid	1,564,987.41
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	2,299,791.67
Class A-3 Notes Monthly Interest Paid	2,299,791.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	371,400.00
Class A-4 Notes Monthly Interest Paid	371,400.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	194,283.75
Class B Notes Monthly Interest Paid	194,283.75
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	222,540.50
Class C Notes Monthly Interest Paid	222,540.50
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	5,596,279.02
Total Note and Certificate Monthly Interest Paid	5,596,279.02
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	25,832,762.09
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	18,679,959.71
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	18,679,959.71
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,152,802.38

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,742,084.15
Required Reserve Account Amount	10,955,886.75
Beginning Reserve Account Balance	10,955,886.75
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	10,955,886.75
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	7,152,802.38
Gross Reserve Account Balance	18,108,689.13
Remaining Available Collections Released to Seller	7,152,802.38
Total Ending Reserve Account Balance	10,955,886.75

NISSAN AUTO LEASE TRUST 2025-A

Servicer’s Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			27.14
Monthly Prepayment Speed			26%
Lifetime Prepayment Speed			30%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,945,005.74
Securitization Value of Defaulted Receivables and Casualty Receivables		1,904,440.57	75
Aggregate Defaulted and Casualty Gain (Loss)		40,565.17
Pool Balance at Beginning of Collection Period		1,666,017,610.77
Net Loss Ratio
Current Collection Period		0.0024%
Preceding Collection Period		0.0001%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		-0.0025%	(42,708.85)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.45%	7,556,801.04	264
61-90 Days Delinquent	0.10%	1,616,143.88	59
91-120 Days Delinquent	0.00%	22,564.64	1
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.55%	9,195,509.56	324

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.10%	0.10%
Preceding Collection Period		0.00%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		1,638,708.52
Delinquency Percentage		0.10%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		129,846.00	6
Securitization Value		130,949.91	6

Aggregate Residual Value Surplus (Loss)		(1,103.91)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		153,254.00	7
Cumulative Securitization Value		155,797.57	7

Cumulative Residual Value Surplus (Loss)		(2,543.57)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			148,378.04
Reimbursement of Outstanding Advance			126,268.68
Additional Advances for current period			84,165.53

Ending Balance of Residual Advance			106,274.89

Beginning Balance of Payment Advance			1,880,385.81
Reimbursement of Outstanding Payment Advance			668,901.84
Additional Payment Advances for current period			1,149,076.24

Ending Balance of Payment Advance			2,360,560.21

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated January 7, 2025 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC determined that the combined fair value of the Notes and Certificates was $1,764,280,973.88 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $274,280,973.88, which is approximately 15.55% of the fair value of the Notes and the Certificates. The depositor retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of Regulation RR, which will be greater than or equal to the 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.

Although the actual interest rates on the Notes in some cases were not within the ranges of assumed interest rates, these differences and any other differences between the inputs and assumptions prior to sale of the Notes and at the closing of such sale, do not represent the aggregate material changes in the method or inputs and assumptions used by NMAC to calculate the fair value of the Notes and Certificates as of the Closing Date from the methods or inputs and assumptions used by NMAC to calculate the fair value prior to such sale as disclosed in the Preliminary Prospectus.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (d) of Article 6(3) of the UK Securitization Regulation (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.